Significant Accounting Policies - Consolidated Medical Care Costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) member / months	Dec. 31, 2014 USD ($) member / months	Dec. 31, 2013 USD ($) member / months
Medical Care Costs
Fee-for-service | $	$ 8,572	$ 5,673	$ 3,612
Pharmacy | $	1,610	1,273	935
Capitation | $	982	748	604
Direct delivery | $	128	96	48
Other | $	502	286	181
Total | $	$ 11,794	$ 8,076	$ 5,380
Medical Care Costs, PMPM
Fee-for-service (per member per month) | member / months	218.35	202.87	160.43
Pharmacy (per member per month) | member / months	41.01	45.54	41.54
Capitation (per member per month) | member / months	25.02	26.77	26.83
Direct delivery (per member per month) | member / months	3.26	3.44	2.14
Other (per member per month) | member / months	12.79	10.22	8.05
Total (per member per month) | member / months	300.43	288.84	238.99
Medical Care Costs, Percentage
Percentage of total in Fee for service	72.70%	70.20%	67.10%
Percentage of total in pharmacy	13.70%	15.80%	17.40%
Percentage of total in capitation	8.30%	9.30%	11.20%
Percent of total in direct delivery	1.10%	1.20%	0.90%
Percentage of total in other	4.20%	3.50%	3.40%
Percentage of total	100.00%	100.00%	100.00%